Discontinued Operations (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Provision for income taxes	$ 306,812	$ 123,605
Basic and diluted income per share attributable to discontinued operations:
Net income per share	$ 0.17	$ 0.03
MidMarket Capital Partners LLC and PNC Bank
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	3,050,128	146,036
Income (loss) from operations	539,616	46,598
Gain on sale of subsidiary	349,064
Provision for income taxes	330,000
Net income	$ 549,922	$ 46,598
Basic and diluted income per share attributable to discontinued operations:
Net income per share	$ 0.17	$ 0.13